Related party transactions (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Schedule of transactions between associates and joint ventures	Transactions and balances with associates and joint ventures are set out in the table below:

	2025	2024	2023
	$ million	$ million	$ million
Income statement items
Sales	10	14	13
Purchases	65	73	16
Balance sheet items
Group payables	2	2	3
Group receivables	1	2	2
Loans receivable	37	355	254
Cash flow items
Loans and equity contributions, net	84	134	112
Reduction in loans receivable in the year ended 30 June 2025 was primarily due to Diageo's decision to exit several Distill Ventures businesses.
Other disclosures in respect of associates and joint ventures are included in note 6.
Schedule of amounts incurred by entity for provision of key management personnel services

	2025	2024	2023
	$ million	$ million	$ million
Salaries and short-term employee benefits	14	12	13
Annual incentive plan	8	4	7
Non-Executive Directors’ fees	2	2	2
Share-based payments(1)	17	7	14
Post-employment benefits	2	2	2
	43	27	38
(1) Time-apportioned fair value of unvested options and share awards.

Schedule of directors remuneration

	2025	2024	2023
	$ million	$ million	$ million
Salaries and short-term employee benefits	4	4	3
Annual incentive plan	3	1	2
Non-Executive Directors' fees	2	2	2
Shares vesting(1)	4	18	5
Post-employment benefits	—	—	1
	13	25	13
(1) Gains on options realised in the year and the benefit from share awards, calculated by using the share price applicable on the date of exercise of the share options and release of the awards.